Shareholders’ Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended			6 Months Ended		24 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Class of Stock [Line Items]
Ordinary shares, par value (in USD per share)		$ 0.10			$ 0.10		$ 0.10
Repurchase of treasury shares (in shares)							1,567,949
Average value (in dollars per share)							$ 3.73
Treasury shares related to cancelled own share lending agreement (in shares)		5,319,310			5,319,310
Shares issued, price per share (in dollars per share)		$ 0.10			$ 0.10
Movement in treasury shares (in shares)	1,700,000	1,700,000			1,700,000
Deferred finance charge, share lending arrangement, amortization		$ 0.0	$ 0.6		$ 0.6	$ 1.2
Share options exercised in period (in shares)		2,011,666	0		2,470,000	0
Cash dividends declared (in USD per share)						$ 0.02
Distribution to shareholders				$ 4.7		$ 4.7
RSUs
Class of Stock [Line Items]
Vested RSU in priod (in shares)		500,000	0		527,322	0
Treasury shares
Class of Stock [Line Items]
Shares issued (in shares)		2,511,666			2,997,322
Convertible Bonds due 2028
Class of Stock [Line Items]
Movement in treasury shares (in shares)		1,700,000			1,700,000
Deferred finance costs		$ 4.6	$ 0.0		$ 4.6	$ 0.0
Share lending arrangement, shares outstanding (in shares)		0			0		1,700,000
Unamortized deferred finance charges		$ 0.0			$ 0.0		$ 5.2